Document and Entity Information	Apr. 12, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 12, 2024
Entity Registrant Name	CURIOSITYSTREAM INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39139
Entity Tax Identification Number	84-1797523
Entity Address, Address Line One	8484 Georgia Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(301)
Local Phone Number	755-2050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001776909
Current Fiscal Year End Date	--12-31
Common Stock Par Value 0.0001
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CURI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	CURIW
Security Exchange Name	NASDAQ